Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows provided by operating activities:
Net income (loss)	$ 155,465	$ 541,186	$ (42,382)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment gains	(77,209)	(199,546)	(229,909)
Purchase of fixed-maturity securities at fair value through income	(9,156)	(14,075)	(27,280)
Sale, maturity, and other redemptions of fixed-maturity securities at fair value through income	8,500	8,306	20,700
Purchases of trading securities	(241,188)	(226,555)	(13,174)
Sale and other redemptions of trading securities	158,825	49,856	17,179
Change in annuity-related options, derivatives, and gross reserves	1,561,437	3,573,672	1,358,018
Deferred income tax (benefit) expense	(240,863)	160,438	(324,977)
Charges to policy account balances	(158,401)	(136,807)	(120,090)
Gross interest credited to account balances	829,932	1,731,843	1,430,161
Amortization and depreciation	(41,534)	(10,259)	(56,380)
Change in:
Accrued investment income	(87,428)	(63,627)	(15,178)
Receivables	(12,479)	16,560	(88,379)
Reinsurance recoverables and receivables	(100,782)	(25,485)	(25,443)
Deferred acquisition costs	(673,086)	206,699	684,350
Future policy benefit reserves	1,826,979	(764,875)	112,768
Policy and contract claims	27,335	57,377	64,723
Other policyholder funds	59,155	85,602	(5,413)
Unearned premiums	11,669	9,639	(5,730)
Other assets and liabilities	166,689	105,279	(34,519)
Other, net	745	(3,109)	80
Total adjustments	3,009,140	4,560,933	2,741,507
Net cash provided by operating activities	3,164,605	5,102,119	2,699,125
Cash flows used in investing activities:
Purchase of fixed-maturity securities	(15,498,964)	(9,176,417)	(7,804,813)
Purchase of available-for-sale equity securities	(6,163)	(163,512)	(337,225)
Purchase of real estate			(228)
Funding of mortgage loans on real estate	(1,854,016)	(559,154)	(592,716)
Sale and other redemptions of fixed-maturity securities	4,264,652	5,822,778	7,087,767
Matured fixed-maturity securities	1,121,527	724,008	451,367
Sale of available-for-sale equity securities	29,209	134,400	348,635
Sale of derivative securities	1,344,736	85,471	318,150
Sale of real estate	0	15,471	0
Net change in securities lending	537,164	970,364	(688,770)
Repayment/disposal of mortgage loans on real estate	811,372	493,391	463,591
Net change in short-term securities	(40,350)	(2,045)	350
Purchase of home office property and equipment	(4,882)	(2,831)	(4,016)
Purchase of interest in equity method investees	(2,992)	(1,478)	(1,219)
Options purchased, net	(397,943)	(217,382)	(431,167)
Other, net	(682)	6,132	(2,929)
Net cash used in investing activities	(9,378,243)	(3,039,145)	(1,169,839)
Cash flows provided by (used in) financing activities:
Policyholders' deposits to account balances	13,666,314	7,014,576	5,817,341
Policyholders' withdrawals from account balances	(6,207,879)	(6,438,692)	(6,826,518)
Policyholders' net transfers between account balances	(98,712)	(1,094,927)	(1,495,577)
Change in amounts drawn in excess of bank balances	(884)	(23,062)	42,887
Dividend paid to parent company	(250,000)	(650,000)	(150,000)
Payment received on loan to parent company	0	0	4,963
Repayment of mortgage notes payable	(7,026)	(6,648)	(6,293)
Net cash provided by (used in) financing activities	7,101,813	(1,198,753)	(2,613,197)
Net change in cash and cash equivalents	888,175	864,221	(1,083,911)
Cash and cash equivalents at beginning of year	2,944,394	2,080,173	3,164,084
Cash and cash equivalents at end of year	3,832,569	2,944,394	2,080,173
Affiliates
Cash flows used in investing activities:
Change in loan to related parties	341,055	(1,162,445)	27,293
Non Affiliates
Cash flows used in investing activities:
Change in loan to related parties	$ (21,966)	$ (5,896)	$ (3,909)